Equity (Details 2) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Total attributable to the shareholders of the Bank	$ 619,091	$ 595,333	$ 562,801
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	$ 3.285	$ 3.159	$ 2.987
Basic earnings per share from continuing operations (in Ch$)	3.276	3.139	2.975
Basic earnings per share from discontinued operations (in Ch$)	$ 0.009	$ 0.02	$ 0.015
Diluted earnings per share
Total attributable to the shareholders of the Bank	$ 619,091	$ 595,333	$ 562,801
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	$ 3.285	$ 3.159	$ 2.987
Diluted earnings per share from continuing operations (in Ch$)	3.276	3.139	2.975
Diluted earnings per share from discontinued operations (in Ch$)	$ 0.009	$ 0.02	$ 0.015